Annual Total Returns - Global X Funds		12 Months Ended
	Apr. 01, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Global X MLP ETF Series | Global X MLP ETF Class
Prospectus [Line Items]
Annual Return [Percent]		5.93%	19.60%	16.18%	26.98%	39.96%	(33.93%)	11.88%	(15.47%)	(8.51%)	21.12%	(30.13%)
Global X MLP & Energy Infrastructure ETF Series | Global X MLP & Energy Infrastructure ETF Class
Prospectus [Line Items]
Annual Return [Percent]		5.15%	42.82%	15.48%	21.51%	39.48%	(20.15%)	19.02%	(15.32%)	(4.75%)	36.18%
Global X Alternative Income ETF Series | Global X Alternative Income ETF Class
Prospectus [Line Items]
Annual Return [Percent]		10.98%	10.59%	11.09%	(12.12%)	23.50%	(12.98%)	21.36%	(5.73%)	10.40%	17.41%
Global X Conscious Companies ETF Series | Global X Conscious Companies ETF Class
Prospectus [Line Items]
Annual Return [Percent]		14.04%	18.18%	21.98%	(19.01%)	27.82%	16.84%	30.33%	(3.18%)	23.04%
Global X U.S. Preferred ETF Series | Global X U.S. Preferred ETF Class
Prospectus [Line Items]
Annual Return [Percent]		3.18%	7.39%	7.48%	(20.47%)	4.91%	8.85%	17.76%	(3.93%)
Global X S&P 500® Quality Dividend ETF | Global X S&P 500 Quality Dividend ETF Class
Prospectus [Line Items]
Annual Return [Percent]		3.02%	10.80%	5.17%	(0.53%)	28.54%	0.26%	25.47%
Global X Adaptive U.S. Factor ETF | Global X Adaptive U.S. Factor ETF Class
Prospectus [Line Items]
Annual Return [Percent]		13.48%	16.15%	22.15%	(0.09%)	27.21%	1.41%	23.77%
Global X Variable Rate Preferred ETF | Global X Variable Rate Preferred ETF Class
Prospectus [Line Items]
Annual Return [Percent]		2.11%	10.39%	10.61%	(14.20%)	6.59%
Global X Adaptive U.S. Risk Management ETF | Global X Adaptive U.S. Risk Management ETF Class
Prospectus [Line Items]
Annual Return [Percent]		8.87%	19.38%	11.59%	(11.59%)
Global X 1-3 Month T-Bill ETF | Global X 1-3 Month T-Bill ETF Class
Prospectus [Line Items]
Annual Return [Percent]		4.24%	5.28%
Global X U.S. Cash Flow Kings 100 ETF | Global X U.S. Cash Flow Kings 100 ETF Class
Prospectus [Line Items]
Annual Return [Percent]		17.46%	13.21%
Global X Short-Term Treasury Ladder ETF | Global X Short-Term Treasury Ladder ETF Class
Prospectus [Line Items]
Annual Return [Percent]	4.67%
Global X Intermediate-Term Treasury Ladder ETF | Global X Intermediate-Term Treasury Ladder ETF Class
Prospectus [Line Items]
Annual Return [Percent]	7.25%
Global X Long-Term Treasury Ladder ETF | Global X Long-Term Treasury Ladder ETF Class
Prospectus [Line Items]
Annual Return [Percent]	5.67%
Global X Millennial Consumer ETF Series | Global X Millennial Consumer ETF Class
Prospectus [Line Items]
Annual Return [Percent]		4.53%	27.10%	36.19%	(38.50%)	14.08%	44.92%	31.64%	3.10%	24.38%
Global X Aging Population ETF | Global X Aging Population ETF Class
Prospectus [Line Items]
Annual Return [Percent]		19.71%	6.81%	9.71%	(8.52%)	3.63%	19.28%	24.98%	(0.71%)	29.20%
Global X FinTech ETF Series | Global X FinTech ETF Class
Prospectus [Line Items]
Annual Return [Percent]		(5.49%)	23.37%	33.88%	(52.01%)	(9.71%)	53.67%	37.14%	1.56%	50.72%
Global X Internet of Things ETF Series | Global X Internet of Things ETF Class
Prospectus [Line Items]
Annual Return [Percent]		6.59%	(0.73%)	22.81%	(25.33%)	23.80%	35.17%	47.45%	(16.45%)	27.42%
Global X Robotics & Artificial Intelligence ETF Series | Global X Robotics & Artificial Intelligence ETF Class
Prospectus [Line Items]
Annual Return [Percent]		13.71%	12.53%	38.62%	(42.49%)	8.83%	50.68%	31.67%	(27.79%)	58.54%
Global X U.S. Infrastructure Development ETF Series | Global X U.S. Infrastructure Development ETF Class
Prospectus [Line Items]
Annual Return [Percent]		19.23%	18.08%	30.88%	(7.08%)	36.26%	20.10%	32.49%	(18.62%)
Global X Autonomous & Electric Vehicles ETF | Global X Autonomous & Electric Vehicles ETF Class
Prospectus [Line Items]
Annual Return [Percent]		29.88%	(4.72%)	25.60%	(33.63%)	27.98%	62.21%	28.04%
Global X Artificial Intelligence & Technology ETF | Global X Artificial Intelligence & Technology ETF Class
Prospectus [Line Items]
Annual Return [Percent]		32.04%	24.16%	54.78%	(36.18%)	17.03%	52.94%	38.28%
Global X Genomics & Biotechnology ETF | Global X Genomics & Biotechnology ETF Class
Prospectus [Line Items]
Annual Return [Percent]		19.01%	(16.16%)	(8.61%)	(36.09%)	(16.00%)	51.62%
Global X Cloud Computing ETF | Global X Cloud Computing ETF Class
Prospectus [Line Items]
Annual Return [Percent]		(5.75%)	5.92%	41.15%	(39.52%)	(3.26%)	77.08%
Global X Cybersecurity ETF | Global X Cybersecurity ETF Class
Prospectus [Line Items]
Annual Return [Percent]		(5.19%)	10.03%	40.95%	(33.68%)	13.67%	71.17%
Global X Dorsey Wright Thematic ETF | Global X Dorsey Wright Thematic ETF Class
Prospectus [Line Items]
Annual Return [Percent]		3.58%	(4.10%)	10.34%	(48.03%)	3.30%	61.74%
Global X Video Games & Esports ETF | Global X Video Games & Esports ETF Class
Prospectus [Line Items]
Annual Return [Percent]		27.55%	18.23%	8.78%	(33.52%)	(7.92%)	90.95%
Global X HealthTech ETF | Global X HealthTech ETF Class
Prospectus [Line Items]
Annual Return [Percent]		(1.00%)	(2.66%)	(13.01%)	(29.43%)	(14.16%)
Global X ClimateTech ETF | Global X ClimateTech ETF Class
Prospectus [Line Items]
Annual Return [Percent]		56.66%	(35.85%)	(25.82%)	(16.60%)	(21.72%)
Global X Data Center & Digital Infrastructure ETF | Global X Data Center & Digital Infrastructure ETF Class
Prospectus [Line Items]
Annual Return [Percent]		28.88%	15.16%	18.21%	(30.47%)	20.82%
Global X Clean Water ETF Series | Global X Clean Water ETF Class
Prospectus [Line Items]
Annual Return [Percent]		13.26%	4.69%	19.85%	(19.62%)
Global X AgTech & Food Innovation ETF Series | Global X AgTech & Food Innovation ETF Class
Prospectus [Line Items]
Annual Return [Percent]		7.66%	(8.02%)	(23.92%)	(27.09%)
Global X Blockchain ETF Series | Global X Blockchain ETF Class
Prospectus [Line Items]
Annual Return [Percent]		27.25%	18.52%	270.95%	(85.23%)
Global X Hydrogen ETF Series | Global X Hydrogen ETF Class
Prospectus [Line Items]
Annual Return [Percent]		45.15%	(32.66%)	(37.26%)	(46.74%)
Global X Defense Tech ETF | Global X Defense Tech ETF Class
Prospectus [Line Items]
Annual Return [Percent]		74.55%	35.45%
Global X Infrastructure Development ex-U.S. ETF | Global X Infrastructure Development ex-U.S. ETF Class
Prospectus [Line Items]
Annual Return [Percent]		29.16%
Global X Emerging Markets Bond ETF | Global X Emerging Markets Bond ETF Class
Prospectus [Line Items]
Annual Return [Percent]		12.29%	7.27%	10.03%	(13.05%)	(2.11%)
Global X Emerging Markets ex-China ETF | Global X Emerging Markets ex-China ETF Class
Prospectus [Line Items]
Annual Return [Percent]		27.48%	3.09%	4.41%	(20.41%)	1.69%	20.47%	21.31%	(19.89%)	45.63%	6.71%
Global X Emerging Markets Great Consumer ETF | Global X Emerging Markets Great Consumer ETF Class
Prospectus [Line Items]
Annual Return [Percent]		18.39%	4.08%	(0.45%)	(26.20%)	(13.41%)	29.72%	28.14%	(14.67%)	47.68%	(2.82%)
Global X Brazil Active ETF | Global X Brazil Active ETF Class
Prospectus [Line Items]
Annual Return [Percent]		44.96%	(29.04%)
Global X India Active ETF | Global X India Active ETF Class
Prospectus [Line Items]
Annual Return [Percent]		4.20%	6.61%
Global X Interest Rate Volatility & Inflation Hedge ETF | Global X Interest Rate Volatility & Inflation Hedge ETF Class
Prospectus [Line Items]
Annual Return [Percent]		7.55%	(5.19%)	0.37%